Related Party Transactions (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Revenue	$ 44,034	$ 5,369	$ 11,348
Accounts receivable	$ 11,754